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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2008 to September 30, 2008

Semi-Annual Report

September 30, 2008

Fixed-Income Funds

■	ING SPorts Core Fixed Income Fund

■	ING SPorts Core Plus Fixed Income Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Funds by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear shareholders,

We are in the midst of one of the most challenging periods ever faced by investors and we at ING Funds are aware of the anxiety that you may be feeling at this time.

I want to assure you that we are actively engaged in monitoring the situation and are committed to keeping you fully informed of how the rapidly unfolding events around us may impact your investments with our company.

We recognize that the confidence of many investors is being tested, perhaps as never before. It is understandable that some of you may be second guessing your investment strategy due to these recent events. We encourage you to work with your investment professional and seek out their advice about your portfolio in light of the current conditions. But we also urge investors not to make rash decisions. ING Funds still believes that a well-diversified, globally allocated portfolio remains the most effective investment strategy of all. We ask that investors not lose sight of their commitment to the long-term.

We thank you for your support and confidence and we look forward to continuing to do business with you in the future.

Sincerely,

Shaun Mathews,

President

ING Funds

October 17, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

For a while, as our new fiscal year got under way, it seemed as if the worst had passed. Bear Stearns’ forced sale to JP Morgan had proved that some market players were indeed too connected to fail. The Federal Reserve Board (the “Fed”), which had been reducing rates since August, had then cut the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%, following this up by opening the discount window to other primary dealers. The improved sentiment was sustained by another federal funds rate cut of 0.25%.

But what had really changed? The housing market continued its inexorable slide, with the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(1) of house prices in 20 major cities down a record 16.3%. New home sales were at the lowest level since early 1991 and one third of existing home sales were distressed. Banks continued to restrict credit and 30-year fixed mortgage rates reached a six-year high. By September, payrolls had declined for eight consecutive months and the unemployment rate rose to 6.1%, a five-year high.

And there were more fireworks in the financial sector.

Government sponsored mortgage lending agencies, specifically, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), lightly capitalized for their trillions in liabilities, were by any rational assessment, insolvent. The systemic risk to the broader economy was obvious and with their stock prices in free-fall the Treasury took control of Fannie Mae and Freddie Mac on September 7, putting them into “conservatorship” and removing their CEOs.

Lehman Brothers and Merrill Lynch had both declared losses in the billions, due to mortgage securities write downs. The following weekend Lehman Brothers filed for Chapter 11 protection and Merrill Lynch, with official encouragement, was acquired by Bank of America.

Days later, global insurer AIG, in trouble because it insured enormous volumes of bonds (including mortgage related) through credit default swaps, was refused a massive loan from the government. But there was an additional dimension to the emergency, due to the fact that short-term Lehman Brothers and AIG paper was widely-held in money market funds. Fearing that such funds might now turn their backs on commercial credit, the government took a 79.9% stake in AIG, with an $85 billion loan on terms that threatened to wipe out shareholders.

So after more than one year of the credit crisis, nothing that had been tried had worked. The Administration was now in the position of choosing winners and losers among financial institutions. Credit markets faced systemic collapse. A systemic remedy was called for.

On Friday, September 19, 2008, Mr. Paulson proposed a Troubled Asset Relief Plan (“TARP”) under which a $700 billion fund would be set up to buy illiquid mortgage securities from financial institutions. The required new legislation was written with much wrangling in the ten days that followed.

This was a ten-day period with enough news in it to fill a quarter. The last two major independents: Morgan Stanley and Goldman Sachs abandoned the investment banking business model. Washington Mutual, in the biggest bank failure ever, was seized by the Office of Thrift Supervision. Wachovia agreed to sell almost all of its banking business to Citigroup.

On September 29, 2008, Congress sensationally voted down the TARP legislation and the quarter ended with credit markets in a state of atrophy, evidenced by record spreads between commercial interest rates and Treasury yields of comparable terms.

Market movements for the period were defined by the trauma of September.

In US fixed income markets, the Treasury yield curve steepened as investors sought ultimate safety. For the six months ended September 30, 2008, the Treasury Bill yield fell 37 basis points to 0.90%, while the ten-year Treasury Note rose 40 basis points to 3.83%, supported by headline consumer price inflation of 5.4% and increasing calls on the public purse. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned (1.50)%. But high yield bonds, represented by the Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index(3) returned (6.77)%.

In currencies, the dollar at first continued its weakening trend against the euro. But the tide turned in mid-July and for the whole six months the dollar strengthened by 9.4%. The dollar gained 6.7% on the yen, and 9.8% against the pound.

U.S. equities, represented by the S&P 500® Composite Stock Price Index (“S&P 500® Index”)(4) including dividends, returned (10.90)% for the half-year. Profits for S&P 500® companies suffered their fourth straight quarter of decline, led down by the financials sector. On September 29, 2008, the day the TARP legislation was voted down, the S&P 500® Index

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

suffered the biggest drop since “Black Monday” in October 1987: 8.8%, before recovering about 60% of this the next day.

In international markets, the Morgan Stanley Capital International (“MSCI”) Japan Index(5) fell 10.0% for the six-month period. The export dependent economy suffered from slowing global demand, while high energy prices and political deadlock sapped domestic confidence. The longest postwar expansion came to an end as a dip in exports led to a decline in gross domestic product (“GDP”) of 0.70% in the second quarter of 2008. The MSCI Europe ex UK® Index(6) slumped 15.3%, beset by sharply falling economic activity and inflation at a 16-year high causing the European Central Bank to raise interest rates. In the final few days of September, governments had to throw life-lines to Belgian insurer Fortis, German property company Hypo and Franco-Belgian bank Dexia. In the UK, the MSCI UK® Index(7) fell 12.6%, as elsewhere lenders were tightening their rules and house price declines were accelerating. In the last two weeks of September the Bank of England force-marched Halifax Bank of Scotland into the arms of Lloyds TSB and nationalized mortgage lender Bradford and Bingley.

(1)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO MANAGERS’ REPORT

ING SPorts Core Fixed Income Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by James B. Kauffmann and Richard Kilbride, Portfolio Managers of ING Investment Management Co. — the Adviser.

Performance: For the six-month period ended September 30, 2008, the Fund provided a total return of (6.85)% compared to the Merrill Lynch 1-10 Year Corporate Bond Index(1) (“ML 1-10 Index”) which returned (7.41)%, for the same period.

Portfolio Specifics: The relative outperformance during the period was almost entirely attributed to sector allocation, specifically an underweight in credit exposure in the third calendar quarter, at a time when investment grade credit spreads widened dramatically. This offset Fund underperformance when these spreads contracted significantly in the second quarter. Out performance for the entire six-month period was also aided by performance attributed to good security selection.

As you know, the credit markets remained under intense pressure during the period as a process of deleveraging and risk aversion intensified. The investment grade market’s yield spreads widened, caused by the same repricing of risk.

Credit spreads deteriorated for almost the entire reporting period. Our proprietary relative value analysis measured 10-year investment grade corporate bonds as having widened from 280 basis points (or 2.80%) over Treasuries on March 31, 2008 to 425 basis points (or 4.25%) over by the end of September. This change in spread caused a decline in prices and was a significant driver of performance in the investment grade bond market.

Current Outlook & Strategy: As the period ended, the economic outlook appeared weak and credit markets crises were being addressed by a variety of government support programs. While we believe that policy will eventually get the upper hand, interbank lending has been shut down, symptomatic of dysfunctional credit markets. Given this, we view the markets as remaining under pressure and are keeping the Fund underweighted in credit risk.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

(1)	The ML 1-10 Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds with at least $100 million per amount outstanding.

Top Ten Holdings

as of September 30, 2008

(as a percent of net assets)

Time Warner, Inc., 6.750%, due 04/15/11	4.2%
Colonial Pipeline Co., 7.750%, due 11/01/10	3.3%
United Technologies Corp., 6.100%, due 05/15/12	3.3%
Federal National Mortgage Association, 4.750%, due 11/19/12	3.3%
WellPoint, Inc., 5.000%, due 01/15/11	3.1%
Verizon New England, Inc., 6.500%, due 09/15/11	3.1%
Target Corp., 5.875%, due 07/15/16	3.1%
JPMorgan Chase & Co., 5.375%, due 01/15/14	3.1%
Bank of America Corp., 7.400%, due 01/15/11	3.1%
International Business Machines Corp., 5.700%, due 09/14/17	3.1%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING SPORTS CORE PLUS FIXED INCOME FUND

ING SPorts Core Plus Fixed Income Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by James B. Kauffmann, Portfolio Manager of ING Investment Management Co. — the Adviser.

Performance: For the six-month period ended September 30, 2008, the Fund provided a total return of (11.48)% compared to the Lehman Brothers Global Aggregate Bond ex. U.S. Index(1) (“LB Global Aggregate Index ex. U.S.”) and the Merrill Lynch 1-10 Year Corporate Bond Index(2) (“ML 1-10 Index”) which returned (9.62)% and (7.41)%, respectively, for the same period.

Portfolios Specifics: The period witnessed a worldwide and multi-sector collapse of virtually all risk-based asset prices. Disregarding successive and innovative moves by regulators and central banks, markets flew into the hands of perceived safety at an accelerating rate. Fannie Mae and Freddie Mac were forced into conservatorship, wiping out their equity and preferred stock. As a result, many smaller banks in the United States found their capital suddenly diminished. Commercial banks in the United States, Iceland, Ireland, the UK, France and Germany teetered and clamored for government assistance.

As the biggest financial panic since the 1930s spread globally, financial institutions refused to lend each other cash and bought Treasury bills with nearly zero yield — all in the hope of simply getting their money back in thirty or so days.

In general, the Fund’s duration and yield curve positions detracted from results for the period. Developing overweights to investment grade credit and financials hurt performance over the period. For the period, the Fund’s exposure to financial companies, such as banks, brokers and insurers was the largest source of relative underperformance.

The Fund’s exposure to sub-prime, Alt-A, non-agency adjustable-rate mortgages, (“ARMs”) and option ARMs all hurt results relative to the index. It should be noted, though, that the Fund is designed to complement investments in an individual separately managed account (“SMA”), and therefore seeks to avoid overlap with the SMA holdings. Consequently, the Fund will not perform like the index and will underperform significantly when residential mortgage-back securities, investment-grade corporate credit, high yield bonds, emerging market debt, asset-backed securities and commercial mortgage-backed securities underperform. All these sectors underperformed dramatically in all periods of 2008.

The portfolio transitioned to a global strategy(3) toward the end of the period. Positive real yields abroad compared favorably to negative real yields in the United States and resulted in the Fund’s overweight exposure to duration, which may be defined as one measure of interest rate sensitivity, in the U.K., Germany and Australia. This positioning was positive for the Fund as foreign rates declined relative to those in the United States. Foreign currency exposures were initiated late in the period and slightly helped results, as did a significant underweight to global credit and mortgages. The Fund held exposures to Canadian dollars and British pounds at period end.

Current Outlook & Strategy: We believe the global decoupling thesis has been debunked, as every major economy in the world has begun to experience its own economic downturn and financial system crisis. A banking crisis and recession in the developed world should lead to declining energy, metal and agricultural prices with negative implications for commodity producers and positive implications for commodity consumers.

Leverage is being unwound at a dramatic rate, and decreased leverage implies less velocity of money and less growth. A major theme we must now consider is the shift to a more-regulated economy and the implications of such an environment. Risk-taking has been a cornerstone of our economy and a reason for its growth, and this environment may lead to reduced risk-taking by financial institutions, large corporations and the global population in general.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

(1)	The LB Global Aggregate Index ex. U.S., an unmanaged index, is a broad-based measure of the global investment-grade fixed-rate debt markets, excluding US bonds.
(2)	The ML 1-10 Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds with at least $100 million per amount outstanding.
(3)	Effective August 1, 2008, the Fund re-directed its investment focus from that of investing in domestic bonds to a policy of investing in international fixed-income securities.

Top Ten Holdings

as of September 30, 2008

(as a percent of net assets)

Canadian Government International Bond, 2.750%, due 12/01/10	13.2%
United Kingdom Gilt Bond, 4.750%, due 06/07/10	11.6%
U.S. Treasury Bond, 4.000%, due 08/15/18	10.0%
U.S. Treasury Note, 3.125%, due 08/31/13	9.2%
Treasury Inflation Protected Security, 1.375%, due 07/15/18	1.0%
GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	0.9%
Wells Fargo Mortgage-Backed Securities Trust, 5.774%, due 04/25/36	0.5%
U.S. Treasury Bond, 4.375%, due 02/15/38	0.4%
Commonwealth Edison Co., 6.950%, due 07/15/18	0.4%
Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	0.4%

Portfolio holdings are subject to change daily.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING SPorts Core Fixed Income Fund	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2008*
Actual Fund Return	$1,000.00	$931.50	0.00%	$—
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	0.00%	$—

ING SPorts Core Plus Fixed Income Fund
Actual Fund Return	$1,000.00	$885.20	0.00%	$—
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	0.00%	$—

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2008 (UNAUDITED)

	ING SPorts Core Fixed Income Fund	ING SPorts Core Plus Fixed Income Fund
ASSETS:
Investments in securities at value*	$4,207,235	$4,929,099
Cash	465,916	2,960,273
Cash collateral for futures	54,618	190,728
Foreign currencies at value**	—	2,270,803
Receivables:
Investment securities sold	—	225
Dividends and interest	68,169	45,818
Variation margin	—	47,287
Unrealized appreciation on forward foreign currency contracts	—	162,303
Upfront payments made on swap agreements	—	16,275
Unrealized appreciation on swap agreements	2,230	69,565
Prepaid expenses	9,102	9,298
Reimbursement due from manager	4,097	—

Total assets	4,811,367	10,701,674

LIABILITIES:
Payable for investment securities purchased	—	1,228,833
Payable for fund shares redeemed	37,498	—
Payable for futures variation margin	3,906	22,740
Unrealized depreciation on forward foreign currency contracts	—	134,666
Upfront payments received on swap agreements	—	16,879
Unrealized depreciation on swap agreements	—	29,336
Income distribution payable	16,857	—
Payable to affiliates	—	8,162
Payable for trustee fees	450	427
Other accrued expenses and liabilities	12,931	705

Total liabilities	71,642	1,441,748

NET ASSETS	$4,739,725	$9,259,926

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$5,004,130	$10,217,408
Undistributed net investment income	2,563	28,482
Accumulated net realized loss on investments, foreign currency related transactions, futures, swaps and written options	(13,722)	(744,545)
Net unrealized depreciation on investments foreign currency related transactions, futures, and swaps	(253,246)	(241,419)

NET ASSETS	$4,739,725	$9,259,926

* Cost of investments in securities	$4,461,620	$5,240,592
** Cost of foreign currencies	$—	$2,308,043

Net assets	$4,739,725	$9,259,926
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	498,436	1,023,041
Net asset value and redemption price per share	$9.51	$9.05

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

	ING SPorts Core Fixed Income Fund	ING SPorts Core Plus Fixed Income Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$584
Interest	116,578	168,345

Total investment income	116,578	168,929

EXPENSES:
Transfer agent fees	81	16
Shareholder reporting expense	3,624	4,310
Registration fees	8,922	8,793
Professional fees	11,546	9,285
Custody and accounting expense	1,370	6,330
Trustee fees	366	50
Offering costs	59,030	46,509
Miscellaneous expense	4,461	5,757

Total expenses	89,400	81,050
Net waived and reimbursed fees	(89,400)	(81,050)

Net expenses	—	—

Net investment income	116,578	168,929

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND SWAPS:
Net realized gain (loss) on:
Investments	(106,267)	(723,540)
Foreign currency related transactions	—	(620,077)
Futures	4,467	(40,074)
Swaps	(2,563)	(22,771)

Net realized loss on investments, foreign currency related transactions, futures and swaps	(104,363)	(1,406,462)

Net change in unrealized appreciation or depreciation on:
Investments	(353,158)	(27,324)
Foreign currency related transactions	—	(4,682)
Futures	(7,586)	49,743
Swaps	5,502	31,732

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(355,242)	49,469

Net realized and unrealized loss on investments, foreign currency related transactions, futures and swaps	(459,605)	(1,356,993)

Decrease in net assets resulting from operations	$(343,027)	$(1,188,064)

* Foreign taxes withheld	$—	$(89)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SPorts Core Fixed Income Fund		ING SPorts Core Plus Fixed Income Fund
	Six Months Ended September 30, 2008	June 8, 2007(1) to March 31, 2008	Six Months Ended September 30, 2008	June 8, 2007(1) to March 31, 2008
FROM OPERATIONS:
Net investment income	$116,578	$180,526	$168,929	$334,662
Net realized gain (loss) on investments, foreign currency related transactions, futures, swaps and written options	(104,363)	90,641	(1,406,462)	629,096
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and swaps	(355,242)	101,996	49,469	(290,888)

Increase (decrease) in net assets resulting from operations	(343,027)	373,163	(1,188,064)	672,870

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(114,015)	(180,526)	(126,632)	(315,656)

Total distributions	(114,015)	(180,526)	(126,632)	(315,656)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	542,139	5,408,566	213,581	10,202,316
Cost of shares redeemed	(38,050)	(1,008,525)	(198,489)	—

Net increase in net assets resulting from capital share transactions	504,089	4,400,041	15,092	10,202,316

Net increase (decrease) in net assets	47,047	4,592,678	(1,299,604)	10,559,530

NET ASSETS:
Beginning of period	4,692,678	100,000	10,559,530	—

End of period	$4,739,725	$4,692,678	$9,259,926	$10,559,530

Undistributed net investment income (Distribution in excess of net investment income) at end of period	$2,563	$—	$28,482	$(13,815)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

ING SPORTS CORE FIXED INCOME FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2008	June 8, 2007(1) to March 31, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.46	10.00
Income (loss) from investment operations:
Net investment income	$0.25	0.42
Net realized and unrealized gain (loss) on investments	$(0.96)	0.46
Total from investment operations	$(0.71)	0.88
Less distributions from:
Net investment income	$0.24	0.42
Total distributions	$0.24	0.42
Net asset value, end of period	$9.51	10.46
Total Return(2)%	(6.85)	8.90
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,740	4,693
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	3.76	3.73
Net expenses after expense waiver(3)(4)%	0.00	0.00
Net investment income after expense waiver(3)(4)%	4.90	5.04
Portfolio turnover rate %	38	97
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	ING Investment Management Co. has contractually agreed to reimburse all operating expenses of the Funds indefinitely, except certain extraordinary expenses.

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2008	June 8, 2007(1) to March 31, 2008
Per Share Operating Performance:
Net asset value, beginning of period	$10.35	10.00
Income (loss) from investment operations:
Net investment income	$0.17	0.33
Net realized and unrealized gain (loss) on investments	$(1.35)	0.33
Total from investment operations	$(1.18)	0.66
Less distributions from:
Net investment income	$0.12	0.31
Total distributions	$0.12	0.31
Net asset value, end of period	$9.05	10.35
Total Return(2)%	(11.48)	6.65
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,260	10,560
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.60	1.74
Net expenses after expense waiver(3)(4)%	0.00	0.00
Net investment income after expense waiver(3)(4)%	3.34	3.97
Portfolio turnover rate %	430	791
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	ING Investment Management Co. has contractually agreed to reimburse all operating expenses of the Funds indefinitely, except certain extraordinary expenses.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Separate Portfolios (SPorts) Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Trust Instrument dated March 2, 2007. It consists of two separately managed series: ING SPorts Core Fixed Income Fund (“SPorts Core Fixed Income”) and ING SPorts Core Plus Fixed Income Fund (“SPorts Core Plus Fixed Income”) (each, a “Fund” and collectively, the “Funds”).

Shareholders generally bear the common expenses of a Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets. However, the Funds do not charge any fees or expenses. ING Investment Management Co. (“ING IM” or the “Investment Adviser”) does not charge any fees to the Funds under its investment management agreement. The Investment Adviser is absorbing all expenses of operating the Funds, except certain extraordinary expenses. However, the Funds are an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

Shares of each Fund are purchased at net asset value without a sales charge or other fee and may be purchased only at the direction of the Program Sponsor for a wrap account.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the- counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in

U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by marketmakers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Fund closes but before the time that a Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under a Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolios of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Foreign Currency Transactions and Futures Contracts. The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Funds may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.	Federal Income Taxes. It is the policy of the Funds to comply with Subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Organization Expenses and Offering Costs. Costs incurred with the organization of each Fund are expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.

I.

Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.	Illiquid and Restricted Securities. The Funds may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

L.	Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

M.	Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N.

Options Contracts. The Funds may purchase put and call options and may write (sell) put options and covered call options. Option contracts are valued daily. The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices. When an option is exercised, the proceeds on sales of the underlying security for a written call option,

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

O.	Swap Contracts. The Funds may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

P.	Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2008, the cost of purchases and proceeds from the sales of securities excluding short-term securities, were as follows:

	Purchases	Sales
SPorts Core Fixed Income	$1,432,875	$163,359
SPorts Core Plus Fixed Income	3,392,273	3,828,934

U.S. Government Securities not included above were as follows:

	Purchases	Sales
SPorts Core Fixed Income	$364,412	$1,531,003
SPorts Core Plus Fixed Income	34,038,951	38,248,057

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING IM, a Connecticut corporation, serves as the investment adviser to the Funds. The Investment Adviser serves pursuant to an investment management agreement (“Management Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds. There are no advisory or other fees payable to the Investment Adviser under the Management Agreement.

ING Funds Services, LLC (“IFS”), acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The administrator does not receive any fees for its administrative services.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Funds. The Distributor, IFS and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2008, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

Accrued Reimbursement
SPorts Core Plus Fixed Income	$8,162

At September 30, 2008, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Funds:

ING Life Insurance and Annuity Company — SPorts Core Fixed Income (82.20%); SPorts Core Plus Fixed Income (97.75%).

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Trust has adopted a Retirement Policy (“Policy”) covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy.

NOTE 6 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between ING IM and the Trust, on behalf of each Fund, ING IM has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, ING IM will absorb and reimburse all ordinary operating expenses of the Funds, which include the Funds’ share of any fees and expenses of any underlying funds whose shares are held by the Funds from time to time but which exclude portfolio transaction costs, interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” (as defined in the 1940 Act) of ING IM.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING IM or the registrant provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 7 — LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon Corporation (“BNY”) for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A
	Six Months Ended September 30, 2008	June 8, 2007(1) to March 31, 2008
SPorts Core Fixed Income (Number of Shares)
Shares sold	53,715	539,835
Shares redeemed	(3,998)	(101,116)

Net increase in shares outstanding	49,717	438,719

SPorts Core Fixed Income ($)
Shares sold	$542,139	$5,408,566
Shares redeemed	(38,050)	(1,008,525)

Net increase	$504,089	$4,400,041

SPorts Core Plus Fixed Income (Number of Shares)
Shares sold	23,040	1,020,091
Shares redeemed	(20,090)	—

Net increase in shares outstanding	2,950	1,020,091

SPorts Core Plus Fixed Income ($)
Shares sold	$213,581	$10,202,316
Shares redeemed	(198,489)	—

Net increase	$15,092	$10,202,316

(1)	Commencement of operations

NOTE 9 — CREDIT RISK AND DEFAULTED SECURITIES

Although SPorts Core Plus Fixed Income has a diversified portfolio, it may invest in lower rated and comparable quality unrated high yield securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 2008, the Fund did not hold any defaulted securities.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (CONTINUED)

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities (Both Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Emerging Markets Investments (SPorts Core Plus Fixed Income). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Credit Risk (Both Funds). A Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

During the period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI’s affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. Management believes that the financial impact to the Funds relating to these events is immaterial.

High-Yield, Lower-Grade Debt Securities Risk (SPorts Core Plus Fixed Income). High-yield debt securities (commonly referred to as “junk bonds”) generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market’s perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. The secondary market in which high-yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high-yield securities, and determination of their value may involve elements of judgment.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended September 30, 2008 Ordinary Income	Year Ended March 31, 2008 Ordinary Income
SPorts Core Fixed Income	$114,015	$180,526
SPorts Core Plus Fixed Income	126,632	315,656

The tax-basis components of distributable earnings as of March 31, 2008 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post- October Currency Losses Deferred
SPorts Core Fixed Income	$111,693	$4,667	$95,784	$—
SPorts Core Plus Fixed Income	634,336	67,396	(305,634)	(31,932)

The Funds’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

NOTE 12 — SECURITIES LENDING

Under an agreement with Bank of New York Mellon Corporation (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At September 30, 2008, the Funds did not have any securities on loan.

NOTE 13 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2008, the following Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
SPorts Core Fixed Income	$0.0441	November 3, 2008	Daily

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position, creating a strong buffer to navigate the current market and economic environment. ING will issue non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Group’s Debt/Equity ratio.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008, management of the Fund is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

(continued)

credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. Management of the Funds is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

NOTE 15 — INFORMATION REGARDING TRADING OF ING’s U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING IM, the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING IM and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING IM has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING IM reported that management of U.S. affiliates of ING Groep N.V., including ING IM (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING IM has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING IM further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING IM has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING IM reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING IM advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING IM reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING IM reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF ING’s U.S. MUTUAL FUNDS (continued)

Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Principal Amount			Value

CORPORATE BONDS/NOTES: 82.6%
Aerospace/Defense: 4.5%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$57,053
150,000	C	United Technologies Corp., 6.100%, due 05/15/12	155,376

			212,429

Banks: 3.1%
149,000		Bank of America Corp., 7.400%, due 01/15/11	146,037

			146,037

Beverages: 4.7%
142,000	C	Anheuser-Busch Cos., Inc., 5.050%, due 10/15/16	123,184
100,000	C	PepsiAmericas, Inc., 5.625%, due 05/31/11	101,925

			225,109

Chemicals: 1.0%
50,000	C	EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	48,376

			48,376

Computers: 3.1%
150,000	C	International Business Machines Corp., 5.700%, due 09/14/17	145,552

			145,552

Diversified Financial Services: 18.0%
100,000		American Express Credit Corp., 5.875%, due 05/02/13	92,255
50,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	47,606
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	47,188
150,000		Citigroup, Inc., 5.250%, due 02/27/12	135,964
60,000		General Electric Capital Corp., 2.856%, due 01/20/10	59,589
100,000		General Electric Capital Corp., 5.250%, due 10/19/12	94,099
50,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	46,643
100,000		International Lease Finance Corp., 5.625%, due 09/20/13	65,037
150,000		JPMorgan Chase & Co., 5.375%, due 01/15/14	146,497
50,000		JPMorgan Chase & Co., 5.750%, due 01/02/13	47,912
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	68,742

			851,532

Electric: 3.0%
50,000	C	Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	47,228
102,000	C	Public Service Co. of Oklahoma, 6.150%, due 08/01/16	94,513

			141,741

Principal Amount			Value

Food: 4.2%
$100,000	C	Kroger Co., 6.750%, due 04/15/12	$102,451
100,000	C	Safeway, Inc., 6.350%, due 08/15/17	97,078

			199,529

Healthcare — Services: 3.1%
150,000	C	WellPoint, Inc., 5.000%, due 01/15/11	149,210

			149,210

Household Products/Wares: 2.1%
100,000	C	Clorox Co., 5.450%, due 10/15/12	99,730

			99,730

Insurance: 2.7%
150,000	C	Genworth Financial, Inc., 5.650%, due 06/15/12	128,402

			128,402

Machinery — Diversified: 1.1%
50,000		Deere & Co., 6.950%, due 04/25/14	52,290

			52,290

Media: 7.1%
150,000	C	Comcast Corp., 5.900%, due 03/15/16	137,684
200,000	C	Time Warner, Inc., 6.750%, due 04/15/11	199,664

			337,348

Mining: 2.1%
100,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12	98,696

			98,696

Oil & Gas: 5.9%
100,000	C	Apache Corp., 5.250%, due 04/15/13	97,232
100,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11	103,634
85,000	C	XTO Energy, Inc., 4.900%, due 02/01/14	79,475

			280,341

Pipelines: 5.5%
150,000	#, C	Colonial Pipeline Co., 7.750%, due 11/01/10	157,104
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10	102,473

			259,577

Retail: 4.2%
150,000	C	Target Corp., 5.875%, due 07/15/16	147,719
50,000		Wal-Mart Stores, Inc., 4.550%, due 05/01/13	49,949

			197,668

See Accompanying Notes to Financial Statements

ING SPORTS CORE FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Telecommunications: 7.2%
$50,000	C	AT&T, Inc., 5.300%, due 11/15/10	$50,788
150,000	C	BellSouth Corp., 5.200%, due 09/15/14	140,850
150,000	C	Verizon New England, Inc., 6.500%, due 09/15/11	148,805

			340,443

		Total Corporate Bonds/Notes ( Cost $ 4,133,423 )	3,914,010

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.5%
Federal National Mortgage Association: 5.5%
150,000		4.750%, due 11/19/12	155,265
100,000		5.125%, due 04/15/11	104,565

			259,830

		Total U.S. Government Agency Obligations (Cost $ 253,201)	259,830

ASSET-BACKED SECURITIES: 0.7%
Home Equity Asset-Backed Securities: 0.7%
75,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		33,395

		Total Asset-Backed Securities (Cost $ 74,996)		33,395

		Total Investments in Securities (Cost $ 4,461,620)*	88.8%	$4,207,235
		Other Assets and Liabilities - Net	11.2	532,490

		Net Assets	100.0%	$4,739,725

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Trustees.
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,729
Gross Unrealized Depreciation	(268,114)

Net Unrealized Depreciation	$(254,385)

The following table summarizes the inputs used as of September 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$(1,091)
Level 2 — Other Significant Observable Inputs	4,207,235	2,230
Level 3 — Significant Unobservable Inputs	—	—

Total	$4,207,235	$1,139

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act (see Note 2). The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.
*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING SPorts Core Fixed Income Fund Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
U.S. Treasury 10-Year Note	2	12/19/08	$(1,091)

			$(1,091)

ING SPorts Core Fixed Income Fund Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date		Notional Principal Amount	Unrealized Appreciation
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	250,000	$1,093
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	171,000	1,137

				$2,230

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Principal Amount			Value

CORPORATE BONDS/NOTES: 4.2%
Banks: 2.5%
$41,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	$21,231
4,000	C	Bank of America Corp., 8.000%, due 01/30/18	3,172
10,000	@@, C	Barclays Bank PLC, 3.250%, due 12/31/49	6,450
15,000	@@, C	Barclays O/S Inv, 3.189%, due 04/11/49	9,675
30,000	@@, C	Den Norske Bank ASA, 3.063%, due 11/29/49	19,554
10,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 2.938%, due 07/29/49	6,700
70,000	@@, C	HSBC Bank PLC, 3.288%, due 06/29/49	37,800
10,000	@@, C	Lloyds TSB Bank PLC, 3.000%, due 11/29/49	5,650
64,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	22,349
60,000	@@, C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	38,100
20,000	@@, C	Standard Chartered PLC, 3.063%, due 11/29/49	10,600
60,000	@@, C	Standard Chartered PLC, 3.463%, due 12/29/49	32,100
9,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	4,953
13,000		Wachovia Bank NA, 6.600%, due 01/15/38	7,719

			226,053

Chemicals: 0.2%
16,000		Union Carbide Corp., 7.750%, due 10/01/96	13,980

			13,980

Diversified Financial Services: 0.3%
18,000		Countrywide Financial Corp., 5.800%, due 06/07/12	15,218
3,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	1,319
13,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	12,193

			28,730

Electric: 0.5%
42,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	40,215
9,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	7,141
3,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	2,387

			49,743

Home Builders: 0.1%
19,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	12,160

			12,160

Principal Amount			Value

Insurance: 0.2%
$24,000	@@, #, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	$15,875
7,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	4,136

			20,011

Pipelines: 0.1%
13,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	11,742

			11,742

Retail: 0.3%
15,358	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	13,823
10,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	9,432
5,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	4,236

			27,491

Telecommunications: 0.0%
4,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	2,686

			2,686

		Total Corporate Bonds/Notes (Cost $ 535,724)	392,596

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
Federal National Mortgage Association: 0.0%
1,111		3.557%, due 08/25/33	1,083

			1,083

		Total U.S. Government Agency Obligations (Cost $ 1,101)	1,083

U.S. TREASURY OBLIGATIONS: 20.6%
U.S. Treasury Bonds: 10.4%
910,000		4.000%, due 08/15/18	923,224
40,000		4.375%, due 02/15/38	40,522

			963,746

U.S. Treasury Notes: 9.2%
848,000		3.125%, due 08/31/13	854,758

			854,758

Treasury Inflation Indexed Protected Securitiesip: 1.0%
99,965		1.375%, due 07/15/18	90,551

			90,551

		Total U.S. Treasury Obligations (Cost $ 1,905,282)	1,909,055

ASSET-BACKED SECURITIES: 1.1%
Home Equity Asset-Backed Securities: 1.1%
27,109	C	Ameriquest Mortgage Securities, Inc., 4.557%, due 02/25/33	20,660
184,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	81,929

			102,589

		Total Asset-Backed Securities (Cost $ 207,237)	102,589

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.3%
Collateralized Mortgage Obligations: 1.3%
$10,000	C	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	$9,104
25,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	23,888
14,634	C	Wells Fargo Mortgage-Backed Securities Trust, 4.891%, due 08/25/34	12,882
30,247	C	Wells Fargo Mortgage-Backed Securities Trust, 5.112%, due 03/25/36	25,101
58,707	C	Wells Fargo Mortgage-Backed Securities Trust, 5.774%, due 04/25/36	48,686

			119,661

		Total Collateralized Mortgage Obligations (Cost $ 134,996)	119,661

MUNICIPAL BONDS: 0.9%
Lousiana: 0.3%
23,000	C	State of Louisiana, 5.000%, due 10/15/17	23,687

			23,687

Michigan: 0.4%
40,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	34,183

			34,183

Washington: 0.2%
25,000	C	State of Washington, 5.000%, due 01/01/33	23,335

			23,335

		Total Municipal Bonds (Cost $ 87,860)	81,205

OTHER BONDS: 24.8%
Foreign Government Bonds: 24.8%
CAD 1,300,000		Canadian Government International Bond, 2.750%, due 12/01/10	1,220,419
GBP 600,000		United Kingdom Gilt Bond, 4.750%, due 06/07/10	1,079,367

			2,299,786

		Total Other Bonds (Cost $ 2,343,692)	2,299,786

Shares				Value

PREFERRED STOCK: 0.3%
Diversified Financial Services: 0.3%
26	#, P	Zurich RegCaPS Funding Trust		$23,124

		Total Preferred Stock (Cost $ 24,700)		23,124

		Total Investments in Securities (Cost $ 5,240,592)*	53.2%	$4,929,099
		Other Assets and Liabilities - Net	46.8	4,330,827

		Net Assets	100.0%	$9,259,926

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
CAD	Canadian Dollar
GBP	British Pound
*	Cost for federal income tax purposes is $5,242,534.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,641
Gross Unrealized Depreciation	(321,076)

Net Unrealized Depreciation	$(313,435)

The following table summarizes the inputs used as of September 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$2,310,932
Level 2 — Other Significant Observable Inputs	3,638,780	67,262
Level 3 — Significant Unobservable Inputs	1,290,319	—

Total	$4,929,099	$2,378,194

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act (see Note 2). The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.
*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 03/31/08	$169,569	$—
Net purchases/sales	1,187,877	—
Total realized and unrealized gain (loss)	(28,042)	—
Amortization of premium/discount	443	—
Transfers in and/or out of Level 3	(39,528)	—

Balance at 09/30/08	$1,290,319	$—

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the six months ended September 30, 2008, total change in unrealized gain (loss) on Level 3 securities still held at period end included in the change in net assets was $(21,227). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

At September 30, 2008 the following foreign currency holdings were outstanding for the ING SPorts Core Plus Fixed Income Fund:

Currency	Local Amount	Spot Rate	Base Amount
Australian Dollar
AUD	8,714	1.26542	$6,886
Canadian Dollar
CAD	2,329,639	1.06425	2,188,996
Euro
EUR	48,480	0.71033	68,250
Pound Sterling
GBP	6,090	0.56248	10,827
Japanese Yen
JPY	(442,011)	106.35500	(4,156)

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING SPorts Core Plus Fixed Income Fund:

Currency			Buy/Sell	Settlement Date	In Exchange For USD	Value	Unrealized Appreciation (Depreciation)
Australia Dollars	AUD	281,200	BUY	10/16/08	225,721	222,122	$(3,599)
Australia Dollars	AUD	81,394	BUY	10/16/08	65,000	64,294	(706)
Australia Dollars	AUD	174,060	BUY	10/16/08	145,000	137,492	(7,508)
Australia Dollars	AUD	175,820	BUY	10/16/08	147,000	138,882	(8,118)
Canada Dollars	CAD	440,000	BUY	10/16/08	411,428	413,846	2,418
Canada Dollars	CAD	117,129	BUY	10/16/08	109,000	110,167	1,167
Canada Dollars	CAD	15,653	BUY	10/16/08	15,000	14,723	(277)
Switzerland Francs	CHF	22,600	BUY	11/6/08	20,768	20,190	(578)
Switzerland Francs	CHF	68,163	BUY	11/6/08	63,000	60,892	(2,108)
Danish Krone	DKK	345,000	BUY	11/6/08	67,671	65,321	(2,350)
Euro	EUR	3,393,200	BUY	10/16/08	4,765,407	4,785,066	19,659
Euro	EUR	167,356	BUY	10/16/08	233,000	236,004	3,004
Euro	EUR	167,524	BUY	10/16/08	233,000	236,242	3,242
Euro	EUR	96,358	BUY	10/16/08	136,000	135,883	(117)
Euro	EUR	164,310	BUY	10/16/08	233,000	231,709	(1,291)
Euro	EUR	2,995	BUY	10/16/08	4,258	4,224	(34)
Euro	EUR	234,028	BUY	10/16/08	341,000	330,024	(10,976)
Euro	EUR	45,531	BUY	10/16/08	67,000	64,208	(2,792)
British Pound Sterling	GBP	58,777	BUY	11/6/08	108,000	104,757	(3,243)
British Pound Sterling	GBP	33,103	BUY	11/6/08	60,000	58,998	(1,002)
Japanese Yen	JPY	15,782,424	BUY	10/16/08	148,000	148,796	796
Japanese Yen	JPY	272,922,901	BUY	10/16/08	2,541,560	2,573,105	31,545
Japanese Yen	JPY	12,084,356	BUY	10/16/08	113,000	113,931	931
Japanese Yen	JPY	9,256,765	BUY	10/16/08	87,000	87,272	272
Japanese Yen	JPY	11,491,325	BUY	10/16/08	109,000	108,340	(660)
Japanese Yen	JPY	15,613,260	BUY	10/16/08	148,000	147,201	(799)
Japanese Yen	JPY	10,071,216	BUY	10/16/08	96,000	94,951	(1,049)
Japanese Yen	JPY	169,164	BUY	10/16/08	1,617	1,595	(22)
Japanese Yen	JPY	7,220,927	BUY	10/16/08	68,000	68,079	79
Japanese Yen	JPY	7,163,877	BUY	10/16/08	69,000	67,541	(1,459)
Korea (South) Won	KRW	186,319,605	BUY	10/16/08	170,779	154,753	(16,026)
Korea (South) Won	KRW	186,320,000	BUY	10/16/08	160,509	154,750	(5,759)
Korea (South) Won	KRW	186,319,608	BUY	10/31/08	163,081	155,083	(7,998)
Mexico Pesos	MXN	983,300	BUY	10/16/08	92,395	89,717	(2,678)
Mexico Pesos	MXN	867,738	BUY	10/16/08	82,000	79,173	(2,827)
New Zealand Dollars	NZD	181,279	BUY	10/16/08	117,000	121,056	4,056
New Zealand Dollars	NZD	165,764	BUY	10/16/08	109,000	110,695	1,695
New Zealand Dollars	NZD	331,186	BUY	10/16/08	218,000	221,161	3,161
New Zealand Dollars	NZD	117,056	BUY	10/16/08	81,000	78,168	(2,832)
New Zealand Dollars	NZD	114,549	BUY	10/16/08	78,000	76,494	(1,506)
Poland Zlotych	PLN	1,000,000	BUY	10/16/08	423,641	414,555	(9,086)
Poland Zlotych	PLN	134,000	BUY	10/16/08	56,225	55,550	(675)
Poland Zlotych	PLN	134,000	BUY	10/16/08	56,768	55,550	(1,218)
Poland Zlotych	PLN	134,000	BUY	11/6/08	58,762	55,555	(3,207)
Russia Rubles	RUB	4,828,565	BUY	10/22/08	187,517	187,605	88
Sweden Kronor	SEK	1,324,000	BUY	11/6/08	199,934	191,401	(8,533)
Taiwan New Dollars	TWD	2,090,000	BUY	10/16/08	65,237	64,870	(367)

							$(39,287)

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Currency			Buy/Sell	Settlement Date	In Exchange For USD	Value	Unrealized Appreciation (Depreciation)
Australia Dollars	AUD	249,445	SELL	10/16/08	196,000	197,039	$(1,039)
Australia Dollars	AUD	127,101	SELL	10/16/08	108,000	100,398	7,602
Australia Dollars	AUD	43,128	SELL	10/16/08	36,000	34,067	1,933
Australia Dollars	AUD	64,761	SELL	10/16/08	54,000	51,156	2,844
Canada Dollars	CAD	116,216	SELL	10/16/08	109,000	109,308	(308)
Canada Dollars	CAD	1,308,000	SELL	10/16/08	1,234,469	1,230,250	4,219
Canada Dollars	CAD	48,538	SELL	10/16/08	47,000	45,653	1,347
Canada Dollars	CAD	65,240	SELL	10/16/08	63,000	61,362	1,638
Canada Dollars	CAD	94,249	SELL	10/16/08	91,000	88,646	2,354
Canada Dollars	CAD	79,250	SELL	10/16/08	76,000	74,540	1,460
Switzerland Francs	CHF	64,999	SELL	11/6/08	60,000	58,066	1,934
Euro	EUR	167,768	SELL	10/16/08	233,000	236,585	(3,585)
Euro	EUR	167,575	SELL	10/16/08	233,000	236,313	(3,313)
Euro	EUR	95,831	SELL	10/16/08	135,000	135,140	(140)
Euro	EUR	193,082	SELL	10/16/08	272,000	272,282	(282)
Euro	EUR	164,310	SELL	10/16/08	233,000	231,709	1,291
Euro	EUR	2,995	SELL	10/16/08	4,258	4,224	34
Euro	EUR	96,672	SELL	10/16/08	137,000	136,326	674
Euro	EUR	86,446	SELL	10/16/08	125,000	121,905	3,095
British Pound Sterling	GBP	450,400	SELL	11/6/08	831,577	802,739	28,838
British Pound Sterling	GBP	29,403	SELL	11/6/08	54,000	52,404	1,596
Japanese Yen	JPY	14,991,032	SELL	10/16/08	140,000	141,335	(1,335)
Japanese Yen	JPY	31,242,861	SELL	10/16/08	292,000	294,556	(2,556)
Japanese Yen	JPY	12,147,331	SELL	10/16/08	113,000	114,524	(1,524)
Japanese Yen	JPY	15,613,260	SELL	10/16/08	148,000	147,201	799
Japanese Yen	JPY	169,164	SELL	10/16/08	1,617	1,595	22
Japanese Yen	JPY	14,009,160	SELL	10/16/08	132,000	132,078	(78)
Korea (South) Won	KRW	186,319,608	SELL	10/16/08	163,081	154,749	8,332
Korea (South) Won	KRW	186,320,000	SELL	10/31/08	162,967	155,084	7,883
Mexico Pesos	MXN	465,735	SELL	10/16/08	43,000	42,494	506
Mexico Pesos	MXN	498,418	SELL	10/16/08	45,000	45,476	(476)
Norway Krone	NOK	28,900	SELL	11/6/08	5,109	4,907	202
Norway Krone	NOK	254,807	SELL	11/6/08	45,000	43,265	1,735
Norway Krone	NOK	255,486	SELL	11/6/08	45,000	43,380	1,620
New Zealand Dollars	NZD	396,300	SELL	10/16/08	262,935	264,644	(1,709)
New Zealand Dollars	NZD	181,610	SELL	10/16/08	117,000	121,277	(4,277)
New Zealand Dollars	NZD	108,458	SELL	10/16/08	72,000	72,427	(427)
New Zealand Dollars	NZD	83,247	SELL	10/16/08	57,000	55,591	1,409
New Zealand Dollars	NZD	215,185	SELL	10/16/08	147,000	143,698	3,302
New Zealand Dollars	NZD	99,693	SELL	10/16/08	68,000	66,573	1,427
Poland Zlotych	PLN	134,000	SELL	10/16/08	56,768	55,550	1,218
Russia Rubles	RUB	4,828,565	SELL	10/16/08	187,736	187,760	(24)
Russia Rubles	RUB	4,828,565	SELL	10/22/08	185,500	187,605	(2,105)
Russia Rubles	RUB	4,828,565	SELL	10/22/08	187,517	187,605	(88)
Sweden Kronor	SEK	305,214	SELL	11/6/08	45,000	44,123	877

							$66,924

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

ING SPorts Core Plus Fixed Income Fund Open Futures Contracts on September 30, 2008

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 90-Day Bank Bill	7	09/10/09	$6,625
Australia 3-Year Bond	20	12/15/08	14,557
Canada 10-Year Bond	1	12/18/08	(2,141)
Euro-Bund	17	12/08/08	17,498
Euro-Schatz	16	12/08/08	19,072
Japanese Government Bonds 10-Year Mini	17	12/10/08	(8,408)
Long Gilt	3	12/29/08	476

			$47,679

Short Contracts
Australia 10-Year Bond	3	12/15/08	$(3,246)
U.S. Treasury 2-Year Note	6	12/31/08	(8,171)
U.S. Treasury 5-Year Note	2	12/31/08	(1,005)
U.S. Treasury 10-Year Note	9	12/19/08	4,688
U.S. Treasury Long Bond	2	12/19/08	184

			$(7,550)

ING SPorts Core Plus Fixed Income Fund Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate (%)	Termination Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Agrium Inc. 8.250%, 02/15/11	Buy	(0.640)	03/20/13	USD	26,000	$313
Barclays Bank PLC	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	29,000	(658)
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(1.260)	09/20/13	USD	72,000	835
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.250)	09/20/13	USD	49,000	2,461
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	45,000	979
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	38,000	802
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	226,000	7,001
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	67,000	4,196
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	53,000	2,465
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	50,000	1,304
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	84,000	2,059
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.580	09/20/13	USD	72,000	(2,259)
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	5,000	220
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	5,000	248
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.700)	09/20/13	USD	34,000	1,287
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.757)	09/20/13	USD	33,000	1,168
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	13,000	122
Barclays Bank PLC	Gap Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	11,000	(129)
Citibank N.A., New York	Gap Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	5,000	(57)
Citibank N.A., New York	Gap Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	5,000	15

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate (%)	Termination Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	83,000	$(12,586)
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	56,000	7,068
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	38,000	8,491
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	6,000	489
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.010)	03/20/13	USD	52,000	5,692
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)	03/20/13	USD	15,000	1,460
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	12,000	1,661
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,000	(175)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	29,000	(624)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	5,000	(203)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	29,000	(194)
Barclays Bank PLC	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	5,000	13
Barclays Bank PLC	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.620)	03/20/18	USD	26,000	236
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	10,000	22
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	21,000	46
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.490	09/20/18	USD	8,000	(94)
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.730)	09/20/13	USD	44,000	1,132
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.800)	09/20/13	USD	19,000	431
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.590)	09/20/18	USD	8,000	433
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	9,000	14
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	5,000	(15)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	26,000	(76)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	9,000	(14)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	34,000	(4,056)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	20,000	(1,137)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	29,000	(97)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	3,000	(15)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	17,000	(147)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	9,000	(106)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	15,000	(176)

							$29,845

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund must pay to the buyer of the protection the notional value of the swap contract less the value of the reference entity/obligation, and in certain instances take delivery of the reference entity/obligation. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional value of the swap contract less the value of the reference entity/obligation, which may have little or no value, and in certain instances deliver the reference entity/obligation to the seller.

See Accompanying Notes to Financial Statements

ING SPORTS CORE PLUS FIXED INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

ING SPorts Core Plus Fixed Income Fund Interest Rate Swap Agreements Outstanding on September 30, 2008:

	Termination Date		Notional Principal Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	559,000	$12,103
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	549,000	2,401
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	12,000	130
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	134,000	(6,518)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	341,000	2,268

				$10,384

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investment Management Co.

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-UFISPORTS	(0908-111908)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2008